Compensation of the Management Board and the supervisory board - Compensation of the Supervisory Board (Details) - Members of Supervisory Board - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Key management personnel
Total compensation	€ 1,089	€ 669
General Partner
Key management personnel
Total compensation	€ 1,084	€ 943